Inventory (Details) - Schedule of inventory - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Finished goods and work in in progress	£ 336,501	£ 114,694	£ 42,970
Goods in transit	28,084
Inventory	364,585	114,694	42,970
Gross inventory	369,532	118,203	43,969
Inventory provision	£ (4,947)	£ (3,509)	£ (999)